CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of condensed balance sheets

The following tables present the condensed balance sheets, statements of income, comprehensive income (loss), and cash flows of the Company:

CONDENSED BALANCE SHEETS

	As of December 31,
	2015	2014
	(dollars in thousands)
Cash	$310	$271
Investment in bank subsidiary	114,655	111,512
Investment in credit life insurance company	54	54
Investment in other securities	17	17
Dividends receivable from bank subsidiary	1,754	1,813
Cash surrender value - life insurance	4,546	4,474
Total assets	$121,336	$118,141
Liabilities
Accrued liabilities	$1,887	$1,839
Dividends payable	1,754	1,813
Total liabilities	3,641	3,652
Shareholders' equity
Common stock - $10 par value, 8,000,000 shares authorized;
4,739,502 and 4,900,576 shares issued and outstanding,
as of December 31, 2015 and December 31, 2014, respectively	47,395	49,006
Retained earnings	71,583	67,609
Accumulated other comprehensive loss	(1,283)	(2,126)
Total shareholders' equity	117,695	114,489
Total liabilities and shareholders' equity	$121,336	$118,141

Schedule of statements of income

CONDENSED STATEMENTS OF INCOME

	Years ended December 31,
	2015	2014	2013
Operating income	(dollars in thousands)
Dividends from bank subsidiary	$8,002	$7,038	$7,663
Other dividend income	-	8	15
Other	72	65	65
Operating expenses	(308)	(279)	(238)
Income before equity in undistributed net
income of bank subsidiary	7,766	6,832	7,505
Equity in undistributed net income of bank subsidiary	2,540	3,410	2,106
Net income	$10,306	$10,242	$9,611

Schedule of statements of comprehensive income
ONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Year ended December 31,
	2015	2014	2013
	(dollars in thousands)
Net income for common shareholders	$10,306	$10,242	$9,611
Other comprehensive income (loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes
of 685, $4,742, and ($8,507), respectively	1,097	7,571	(13,589)
Reclassification adjustment for realized gains included in net income, net of taxes of
($206), ($251) and ($319), respectively	(328)	(401)	(510)
Change in unfunded portion of post-retirement benefit obligations, net of taxes of
$47, ($185) and $2,102, respectively	74	(295)	3,360
Other comprehensive income (loss)	843	6,875	(10,739)
Total comprehensive income (loss)	$11,149	$17,117	$(1,128)

Schedule of statements of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2015	2014	2013
	(dollars in thousands)
Operating activities
Net income for the year	$10,306	$10,242	$9,611
Adjustments to reconcile net income to net cash
provided by operating activities
Equity in undistributed net income of bank subsidiary	(2,540)	(3,410)	(2,106)
Increase in cash surrender value of life insurance
contracts	(72)	(65)	(65)
Increase (decrease) in other assets	59	245	(90)
Increase in payables	288	18	134
Total adjustments	(2,265)	(3,212)	(2,127)
Net cash provided by operating activities	8,041	7,030	7,484
Financing activities
Payment to repurchase common stock	(4,408)	(3,097)	(3,722)
Cash dividends paid	(3,594)	(3,685)	(3,800)
Net cash used by financing activities	(8,002)	(6,782)	(7,522)
Decrease in cash	39	248	(38)
Cash at beginning of year	271	23	61
Cash at end of year	$310	$271	$23